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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      March 31, 2004
                                               ---------------------------

Check here if Amendment [   ]; Amendment Number:
                                                 --------
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       BP Capital Management, L.P.
            ------------------------------------------
Address:    260 Preston Commons West
            ------------------------------------------
            8117 Preston Road
            ------------------------------------------
            Dallas, Texas 75225
            ------------------------------------------


 Form 13F File Number: 28-10378
                          -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Robert L. Stillwell
          --------------------------------------------
Title:    Managing Director
          --------------------------------------------
Phone:    (214)265-4165
          --------------------------------------------

Signature, Place, and Date of Signing:

/s/Robert L. Stillwell              Dallas, TX                    May 13, 2004
----------------------   --------------------------------------   --------------
[Signature]                        [City, State]                   [Date]

Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]      13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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                                    FORM 13F
                                  SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                              -----------------------

Form 13F Information Table Entry Total:                 15
                                              -----------------------

Form 13F Information Table Value Total:      $       141,166
                                              -----------------------
                                                    (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None
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                                          FORM 13F INFORMATION TABLE
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  COLUMN 1           COLUMN 2        COLUMN 3    COLUMN 4              COLUMN 5            COLUMN 6   COLUMN 7        COLUMN 8
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                                                                                                                  VOTING AUTHORITY
                                                                                                              ----------------------

 NAME OF ISSUER       TITLE OF         CUSIP       VALUE    SHRS OR    SH/PRN   PUT/CALL INVESTMENT    OTHER     SOLE   SHARED  NONE
                       CLASS                      (X1000)   PRN AMT                      DISCRETION   MANAGERS
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
ARCH COAL INC           COM          39380-90-0    10,987    350,000     SH       N/A       SOLE         0      350,000   0     0
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BG PLC             ADR FIN INST N   055434-20-3     6,350    208,200     SH       N/A       SOLE         0      208,200   0     0
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DOW CHEM CO             COM         260543-10-3     5,571    138,300     SH       N/A       SOLE         0      138,300   0     0
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DU PONT E I
DE NEMOURS & CO         COM         263534-10-9     5,193    123,000     SH       N/A       SOLE         0      123,000   0     0
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EVERGREEN RES INC    COM NO PAR     299900-30-8    10,202    297,000     SH       N/A       SOLE         0      297,000   0     0
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GOLAR LNG LTD
BERMUDA                 SHS         G9456A-10-0     7,140    471,900     SH       N/A       SOLE         0      471,900   0     0
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METHANEX CORP           COM         59151K-10-8     6,300    563,501     SH       N/A       SOLE         0      563,501   0     0
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PEABODY ENERGY
CORP                    COM         704549-10-4    12,790    275,000     SH       N/A       SOLE         0      275,000   0     0
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PREMCOR INC             COM         74045Q-10-4    10,840    350,000     SH       N/A       SOLE         0      350,000   0     0
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QUICKSILVER
RESOURCES INC           COM         74837R-10-4    10,737    277,000     SH       N/A       SOLE         0      277,000   0     0
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SEMPRA ENERGY           COM         816851-10-9     9,801    308,200     SH       N/A       SOLE         0      308,200   0     0
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SUNCOR ENERGY INC       COM         867229-10-6     8,846    323,450     SH       N/A       SOLE         0      323,450   0     0
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TESORO PETE CORP        COM         881609-10-1    11,274    600,000     SH       N/A       SOLE         0      600,000   0     0
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VALERO ENERGY
CORP NEW                COM         91913Y-10-0    14,990    250,000     SH       N/A       SOLE         0      250,000   0     0
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WESTERN GAS
RES INC                 COM         958259-10-3    10,145    199,500     SH       N/A       SOLE         0      199,500   0     0
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